[As filed copy]

(Translation)

AMENDMENT TO
SECURITIES REGISTRATION STATEMENT
(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To: Director-General of Kanto Local Finance Bureau

                                              Filing Date: December 13, 2002

Name of the Registrant Fund:                  PUTNAM U.S. GOVERNMENT INCOME
                                              TRUST

Name and Official Title of Representative     Charles E. Porter
of Trustees:                                  Executive Vice President,
                                              Treasurer

Address of Principal Office:                  One Post Office Square
                                              Boston, Massachusetts 02109
                                              U.S.A.

Name and Title of Attorney-in-fact:           Yuriko Katayama
                                              Attorney-at-Law
                                              Signature [Yuriko Katayama]
                                              ---------------------------
                                                      (Seal)

Address or Location of Attorney-in-fact:      Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Bldg.
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                      Yuriko Katayama
                                              Attorney-at-Law

Place of Liaison Contact:                     Mitsui, Yasuda, Wani & Maeda
                                              Akasaka 2.14 Plaza Bldg.
                                              14-32, Akasaka 2-chome
                                              Minato-ku, Tokyo 107-0052 Japan

Phone Number:                                 03-2224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 87.15 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 87.15 million Class M Shares. (The maximum amount expected to be sold is 1,128.59 million U.S. dollars (JPY 138 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY122.40, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on November 29, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2002 (U.S.$12.95) by 87.15 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 7 including front pages.)

REASON FOR FILING THIS AMENDMENT TO
SECURITIES REGISTRATION STATEMENT:

Proposals by Putnam Investment Management, LLC to amend the fund's investment policies were approved at the shareholder meeting of Putnam U.S. Government Income Trust (the "Fund") held on December 12, 2002. Therefore, since there occurred some changes to the Securities Registration Statement in respect of the Fund, which was filed on March 18, 2002 (as amended by the Amendment to Securities Registration Statement dated March 29, June 17, June 28 and September 2, 2002) in connection with the continuous public offering of shares of the Fund, this Amendment to Securities Registration Statement is filed pursuant to the provisions of Article 7 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities. Relevant amendments are set out below.

C O N T E N T S
                                                                    This
                                                 Japanese          English
                                                 Original        Translation

PART II. INFORMATION CONCERNING ISSUER              1                 1

I. DESCRIPTION OF THE FUND                          1                 1

1. GENERAL INFORMATION                              1                 1

(C) Objectives and Basic Nature of the Fund         1                 1

2. INVESTMENT POLICY                                1                 2

(A) What are the Fund's main investment strategies
    and related risks?                              1                 2

(B) Restrictions of Investment?                     2                 2

Note: The revised parts are marked with underline.

Part II. INFORMATION CONCERNING ISSUER (page 4 of the Original SRS)

I. DESCRIPTION OF THE FUND

1. GENERAL INFORMATION

(C) Objectives and Basic Nature of the Fund:

[Before amendment]

<omitted>

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that:

-- are obligations of the U.S. government, its agencies and instrumentalities;

-- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds (a policy that cannot be changed without approval of the Fund's shareholders), and

--  have intermediate to long-term maturities (three years or longer).

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

CHANGE OF THE INVESTMENT POLICY

On June 14, 2002, the Trustees approved a proposal by Putnam Management to amend the fund's investment policies to permit investments in U.S. agency securities that are not backed by the full faith and credit of the U.S. Government (such as securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac)). The proposal will not become effective until it is approved by the fund's shareholders. The fund expects to submit the proposal at a shareholder meeting scheduled to be held on December 12, 2002. If the fund's shareholders do not approve the proposal, this prospectus will be amended.

<omitted>

[After amendment]

<omitted>

MAIN INVESTMENT STRATEGIES - U.S.GOVERNMENT BONDS

The Fund invests in bonds that:

--  are obligations of the U.S. government, its agencies and instrumentalities;

-- are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds or by the credit of a federal agency or government-sponsored entity, such as Fannie Mae mortgage-backed bonds, and

--  have intermediate to long-term maturities (three years or longer).

The Fund also invests in forward commitments and repurchase agreements relating to those investments.

<Omitted>

2. INVESTMENT POLICY

(A) What are the Fund's main investment strategies and related risks?

[Before amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. Fund's investment policies are scheduled to be amended. Please see Part II, Paragraph I-1(C) entitled "Objective and Basic Nature of the Fund" for further information.

The Investment Management Company will consider, among other things, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

<Omitted>

[After amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds.

The Investment Management Company will consider, among other things, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

<Omitted>

(B) Restrictions of Investment:

[Before amendment]

<omitted>

the Fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

<omitted>

[After amendment]

<omitted>

the Fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

<omitted>

[Before amendment]

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

<omitted>

[After amendment]

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

<omitted>